Document And Entity Information	Apr. 28, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2020
Entity Registrant Name	CORNING INC /NY
Entity Incorporation, State or Country Code	NY
Entity File Number	1-3247
Entity Tax Identification Number	16-0393470
Entity Address, Address Line One	One Riverfront Plaza
Entity Address, City or Town	Corning
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14831
City Area Code	607
Local Phone Number	974-9000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GLW
Security Exchange Name	NYSE
Entity Central Index Key	0000024741
Amendment Flag	false